CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Interest income:
Loans	$ 1,581,612		$ 1,560,687		$ 1,696,130
Money market investments	3,464		3,703		3,596
Investment securities	141,807		168,632		205,828
Trading account securities	21,573		22,824		35,607
Total interest income	1,748,456		1,755,846		1,941,161
Interest Expense Abstract
Deposits	137,364		184,216		269,794
Short-term borrowings	38,433		46,805		55,258
Long-term debt	140,079		148,192		180,764
Total interest expense	315,876		379,213		505,816
Net interest income	1,432,580		1,376,633		1,435,345
Provision for loan losses	602,563		408,941		575,720
Net interest income after provision for loan losses	830,017		967,692		859,625
Service charges on deposit accounts	172,909		183,026		184,940
Other service fees	235,125		237,865		241,000
Mortgage banking activities	71,673		84,791		(4,483)
Net Gain Loss And Valuation Adjustments On Investment Securities	7,966		(1,707)		10,844
Trading account profit	(13,483)		4,478		48,098
Net gain on sale of loans, including valuation adjustments on loans held-for-sale	(49,130)		(27,416)		5,270
Adjustments (expense) to indemnity reserves on loans sold	(37,054)		(21,198)		(33,068)
FDIC loss share (expense) income	(82,051)		(56,211)		66,791
Fair value change in equity appreciation instrument	0		0		8,323
Gain on sale of processing and technology business	0		0		0
Other operating income	504,614		127,584		97,711
Total non-interest income	810,569		531,212		625,426
Noninterest Expense Abstract
Personnel costs	461,867		465,702		453,370
Net occupancy expenses	99,331		97,259		98,858
Equipment Expense	47,483		45,290		43,840
Other taxes	58,286		50,120		51,885
Professional fees	289,280		284,325		267,582
Communication	26,294		26,834		27,115
Business promotion	60,476		61,576		55,067
FDIC deposit insurance	60,513		85,697		93,728
Loss on early extinguishment of debt	3,388		25,196		8,693
Other real estate owned (O R E O) expenses	80,236		23,520		21,778
Other operating expenses	95,549		104,441		87,229
Amortization of intangibles	9,883		10,072		9,654
Total operating expenses	1,292,586		1,280,032		1,218,799
Income before income tax	348,000		218,872		266,252
Income tax expense	(251,327)		(26,403)		114,927
Net Income	599,327		245,275		151,325
Net income applicable to common stock	595,604		241,552		147,602
Earnings Per Share Basic	$ 5.80		$ 2.36		$ 1.44
Earnings Per Share Diluted	$ 5.78	[1]	$ 2.35	[1]	$ 1.44	[1]
Non Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	533,167		334,102		430,085
Covered Under Loss Sharing Agreements With F D I C [Member]
Interest Expense Abstract
Provision for loan losses	$ 69,396		$ 74,839		$ 145,635

[1]	Net income per common share has been adjusted to retroactively reflect the 1-for-10 reverse stock split effected on May 29, 2012.